Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Debt Securities [Abstract]
Schedule of marketable securities
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2023	2022	2021
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	5,371	5,427	5,454
Financial liabilities at amortized cost	303,208	274,912	240,709
	308,579	280,339	246,163
Type
Bonds and debentures outstanding	231,880	211,597	194,362
Subordinated	30,529	25,717	25,938
Notes and other securities	46,170	43,025	25,863
	308,579	280,339	246,163

Disclosure of maturity analysis of debt instruments, book value and notional amounts
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2023 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	5,934	3,160	21,435	30,529
Senior unsecured debt	2,788	23,351	54,527	35,156	28,099	143,921
Senior secured debt	3,283	17,845	33,733	20,344	12,754	87,959
Promissory notes and other securities	22,802	23,368	—	—	—	46,170
Debt securities issued	28,873	64,564	94,194	58,660	62,288	308,579
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2023 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	5,913	3,135	20,978	30,026
Senior unsecured debt	2,741	22,957	53,607	34,563	27,624	141,492
Senior secured debt	3,290	17,884	33,806	20,388	12,782	88,150
Promissory notes and other securities	22,788	23,352	—	—	—	46,140
Debt securities issued	28,819	64,193	93,326	58,086	61,384	305,808
The analysis of the maturities of lease liabilities at 31 December 2023, 2022 and 2021 is shown below:

EUR million
	2023	2022	2021
Maturity Analysis - Discounted payments
Within 1 year	586	707	690
Between 1 and 3 years	918	1,005	933
Between 3 and 5 years	480	454	534
Later than 5 years	416	456	699
Total discounted payments at the end of the year	2,400	2,622	2,856

Disclosure of bonds and debentures by currency
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

				2023
	EUR million
Currency of issue	2023	2022	2021	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	101,657	87,295	90,348	101,657	2.22%
US dollar	70,229	75,798	66,581	77,624	3.95%
Pound sterling	20,520	15,883	13,340	17,805	3.86%
Brazilian real	21,861	18,024	9,131	117,281	11.71%
Chilean peso	4,921	4,653	3,757	4,749,711	3.12%
Other currencies	12,692	9,944	11,205
Balance at end of year	231,880	211,597	194,362

Disclosure of changes in bonds and debentures outstanding
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	211,597	194,362	191,577
Net inclusion of entities in the Group	(1,467)	—	—
Of which:
Auto ABS UK Loans PLC	(841)	—	—
PSA Bank Deutschland GmbH	(626)	—	—
Issues	68,568	66,033	59,937
Of which:
Banco Santander, S.A.	19,706	19,243	11,766
Banco Santander (Brasil) S.A.	12,781	11,233	14,996
Santander Consumer USA Holdings Inc.	7,309	13,315	15,771
Santander UK Group Holdings plc	6,002	10,178	3,372
Santander Consumer Finance, S.A.	2,557	1,293	1,169
Santander Holdings USA, Inc.	1,850	2,315	—
Banco Santander Totta, S.A.	1,734	113	183
Santander Consumer Bank S.p.A.	1,460	—	505
Santander Bank, National Association	1,346	1,222	252
Santander Consumer Bank AG	1,256	—	—
Banque Stellantis France (previously PSA Banque France)	1,145	60	815
Santander Bank Polska S.A.	1,102	—	—
Santander International Products, Plc.	1,054	599	914
Banco Santander - Chile	814	1,486	1,158
SC Germany S.A., Compartment Consumer 2023-1	783	—	—
Santander Consumo 4, F.T.	—	—	1,531
SC Germany S.A., Compartment Consumer 2021-1	—	—	1,496
Redemptions and repurchases	(48,825)	(49,903)	(61,846)
Of which:
Santander Consumer USA Holdings Inc.	(14,466)	(15,252)	(15,151)
Banco Santander (Brasil) S.A.	(10,542)	(2,721)	(15,182)
Banco Santander, S.A.	(7,889)	(9,297)	(3,185)
Santander UK Group Holdings plc	(6,185)	(5,267)	(14,695)
Santander Consumer Finance, S.A.	(1,800)	(3,357)	(3,779)
Banque Stellantis France (previously PSA Banque France)	(813)	(1,165)	(335)
Banco Santander - Chile	(575)	(1,452)	(1,030)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(140)	(1,316)	(411)
Santander Holdings USA, Inc.	—	(3,153)	(778)
Exchange differences and other movements	2,007	1,105	4,694
Balance at year-end	231,880	211,597	194,362

Disclosure of information on liabilities secured by financial assets
Set forth below is information on the liabilities secured by assets:

EUR million
	2023	2022	2021
Asset-backed securities	37,717	40,138	40,519
Of which, mortgage-backed securities	3,019	1,549	1,487
Other mortgage securities	49,478	43,650	41,779
Of which: mortgage-backed bonds	24,619	22,049	23,197
Covered bonds (non mortgage and export financing)	764	352	630
	87,959	84,140	82,928